Accrued Expenses (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Accrued Liabilities, Current [Abstract]
Accrued wages and benefits	$ 2,486	$ 1,828	$ 444
Accrued clinical expenses	1,329	1,080	204
Accrued operating expenses	1,337	1,057	891
Deferred revenue	493	237	88
Accrued cost of equity raise		264
Accrued consulting costs		515	2,000
Accrued R&D licensing fees	5,913	12,988
Accrued interest		987
Accrued inventory purchases	8,705
Other accrued expenses	1,331
Total accrued expenses	$ 21,594	$ 18,956	$ 3,627